INVESTMENTS IN EQUITY SECURITIES	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN EQUITY SECURITIES	INVESTMENTS IN EQUITY SECURITIES

	2025	2024
Balance at start of the year	3,736	5,104
Unrealized loss*	(39)	(854)
Foreign currency translation gain/(loss)	449	(514)
Balance at the end of year	4,146	3,736

*Balances included in "Loss on investments in debt and equity securities" in the Consolidated Statements of Operations.
NorAm Drilling Company AS ("NorAm Drilling")

As of December 31, 2025 the Company held 1.3 million shares (December 31, 2024: 1.3 million) in NorAm Drilling which are traded on the Euronext Growth in Oslo. The Company recognized a mark to market loss of $0.0 million (December 31, 2024: loss of $0.9 million, December 31, 2023: loss of $1.9 million) in the Statement of Operations in the year ended December 31, 2025, together with a foreign exchange gain of $0.4 million (December 31, 2024: loss of $0.5 million, December 31, 2023: loss of $0.3 million) in Other Financial Items in the Statement of Operations. (See also Note 24: Related Party Transactions).